COMMON STOCK AND CONVERTIBLE PREFERRED STOCK (Details 4)	Dec. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total common stock reserved for future issuance	9,330,341
Future Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total common stock reserved for future issuance	2,660,533
Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total common stock reserved for future issuance	4,918,446
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total common stock reserved for future issuance	505,282
Employee Stock Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total common stock reserved for future issuance	1,246,080